UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-8266
                                                  --------------------

                                India Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Simpson Thacher Bartlett
                        425 Lexington Avenue, 23rd Floor
                               New York, NY 10017
               --------------------------------------------------
                      (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4711
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                     Date of reporting period: June 30, 2003
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                         ADVANTAGE ADVISERS,INC.

                                                         The India Fund, Inc.

                                                         Semi-Annual Report

                                                         June 30, 2003






                                                            THE INDIA FUND, INC.

THE INDIA FUND, INC.

                                                                  August 1, 2003


DEAR FUND SHAREHOLDER,

We are pleased to present you with the unaudited financial statements of The India Fund, Inc. (the "Fund") for the six-month period ended June 30, 2003.


The Fund's net asset value (NAV) closed at $14.21 on June 30, 2003, representing an increase of 11.71% during the six months ended on that date. The Fund outperformed its benchmark, the IFC Investable Index which gained 7.73% during the same period.


We believe that economically India will continue to thrive. We believe fiscal year 2004 gross domestic product will be driven by services and a rebound in agriculture aided by the strong start of the monsoon season. In our opinion, retail lending remains strong particularly in the housing sector and corporate lending has begun to show signs of revival especially in key sectors such as steel and textiles.


On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, (800) 421-4777.


Sincerely,

/S/ BRYAN MCKIGNEY

Bryan McKigney
Chairman and President

THE INDIA FUND, INC.


--------------------------------------------------------------------------------
CHANGE IN INVESTMENT POLICY

On April 30, 2002, the Board of Directors of the Fund approved a change to the Fund's investment policies in connection with new Rule 35d-1 under the Investment Company Act of 1940. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian Companies (as defined in the Fund's prospectus.) Previously, the Fund's investment policies stated that the Fund would invest at least 65% of the value of its assets in such securities. The Board also adopted a policy to provide the stockholders of the Fund with 60 days' notice of any change to the investment policy adopted if such notice is required by Rule 35d-1.


FUNDAMENTAL PERIODIC REPURCHASE POLICY

The Fund has adopted the following fundamental policy regarding periodic repurchases:

   a) The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time ("Offers"). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

   b) 14 days prior to the last Friday of the Fund's first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the "Repurchase Request Deadline") by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

   c) The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than the last Friday of the Fund's first and third fiscal quarters, or the next business day if such day is not a business day.

   d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.


SHARE REPURCHASE PROGRAM

The Board of Directors of the Fund previously had authorized the Fund to repurchase from time to time in the open market up to 4,000,000 shares of the Fund's common stock at such times and in such amounts as management believed will enhance shareholders value, subject to review by the Fund's Board of Directors. During the year ended December 31, 2002, the Fund repurchased a total of 89,000 shares of its common stock. This repurchase program has been suspended by the Board of Directors since the Fund's stockholders approved an interval fund structure at the Annual Meeting of Stockholders held on April 23, 2003. (For details regarding shares repurchased by the Fund, see Note E to the Financial Statements.)
--------------------------------------------------------------------------------

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


INDIA (100% OF HOLDINGS)


COMMON STOCKS (97.41% of holdings)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  CEMENT                                          1.31%
  1,396,443       Associated Cement Companies Ltd .....................        $  4,033,732      $  5,018,422
        700       Gujarat Ambuja Cements Ltd ..........................               2,705             3,091
     47,840       Panyam Cements and Mineral Industries Ltd*+ .........             481,083            36,897
                                                                               ------------      ------------
                                                                                  4,517,520         5,058,410
                                                                               ------------      ------------
                  COMPUTER HARDWARE                               0.36%
        100       Digital Globalsoft Ltd ..............................               1,088               960
    198,403       Moser-Baer India Ltd ................................           1,186,267         1,402,100
                                                                               ------------      ------------
                                                                                  1,187,355         1,403,060
                                                                               ------------      ------------
                  COMPUTER SOFTWARE & PROGRAMMING                10.30%
     60,000       Geodesic Information Systems+ .......................             185,279           217,947
    400,508       Infosys Technologies Ltd ............................           5,090,019        28,138,565
     66,407       Mphasis BFL Ltd .....................................             791,436           893,144
  1,695,729       Satyam Computer Services Ltd ........................           1,896,015         7,019,015
      1,300       Silverline Technologies Ltd+ ........................               4,371               226
    176,050       Wipro Ltd ...........................................           5,214,461         3,587,299
                                                                               ------------      ------------
                                                                                 13,181,581        39,856,196
                                                                               ------------      ------------
                  COMPUTER TRAINING                               0.46%
    583,340       NIIT Ltd ............................................           4,032,011         1,789,437
                                                                               ------------      ------------
                                                                                  4,032,011         1,789,437
                                                                               ------------      ------------
                  CONSUMER MISCELLANEOUS                          1.22%
  2,495,146       Zee Telefilms Ltd ...................................          12,603,643         4,733,101
                                                                               ------------      ------------
                                                                                 12,603,643         4,733,101
                                                                               ------------      ------------
                  CONSUMER NON-DURABLES                          12.02%
    179,567       Godfrey Phillips India Ltd ..........................           3,109,433         1,391,094
    358,000       Godrej Consumer Products Ltd ........................             754,184           960,676
  6,998,151       Hindustan Lever Ltd .................................          26,401,160        26,873,694
  1,047,051       ITC Ltd .............................................          18,095,844        17,267,224
                                                                               ------------      ------------
                                                                                 48,360,621        46,492,688
                                                                               ------------      ------------

THE INDIA FUND, INC.

                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED INDUSTRIES                          4.16%
    819,300       Grasim Industries Ltd ...............................        $  6,336,877      $  8,849,749
     79,203       Gujarat Gas Company Ltd .............................             917,786           775,242
    149,000       Hinduja TMT Ltd .....................................             983,998           792,134
      1,744       Indian Rayon and Industries Ltd .....................               6,451             4,839
  1,073,931       Larsen & Toubro Ltd .................................           6,228,686         5,662,001
                                                                               ------------      ------------
                                                                                 14,473,798        16,083,965
                                                                               ------------      ------------
                  ELECTRICITY                                     0.00%
          4       CESC Ltd+ ...........................................                  29                 4
        150       Tata Power Company Ltd+ .............................                 357               511
                                                                               ------------      ------------
                                                                                        386               515
                                                                               ------------      ------------
                  ELECTRONICS & ELECTRICAL EQUIPMENT              4.01%
        723       Alstom Projects India Ltd+ ..........................               1,213             1,907
     95,600       Bharat Electronics Ltd ..............................             361,955           704,400
  2,416,918       Bharat Heavy Electricals Ltd ........................           8,603,860        13,988,172
    270,200       Exide Industries Ltd ................................             774,715           811,124
                                                                               ------------      ------------
                                                                                  9,741,743        15,505,603
                                                                               ------------      ------------
                  ENGINEERING                                     2.02%
    495,426       ABB Ltd .............................................           5,551,958         3,931,319
    103,423       Flat Products Equipments ............................             184,755           215,882
    340,999       Praj Industries Ltd+ ................................             553,091           493,851
    546,200       Thermax India Ltd ...................................           1,615,874         3,161,191
                                                                               ------------      ------------
                                                                                  7,905,678         7,802,243
                                                                               ------------      ------------
                  EXTRACTIVE INDUSTRIES                           3.57%
    358,905       Hindalco Industries Ltd .............................           5,255,409         5,753,527
  1,244,378       National Aluminium Company Ltd ......................           1,750,176         2,995,131
    485,998       Oil and Natural Gas Corporation Ltd .................           3,768,987         5,049,278
        600       Sesa Goa Ltd+ .......................................               4,568             2,156
                                                                               ------------      ------------
                                                                                 10,779,140        13,800,092
                                                                               ------------      ------------

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  FERTILIZERS                                     0.23%
    331,560       Indo Gulf Fertilisers Ltd ...........................        $    224,574      $    491,240
        700       Nagarjuna Fertilizers and Chemicals Ltd+ ............                 764               116
    500,000       Rashtriya Chemicals and Fertilizers Ltd .............             421,508           413,708
         50       Southern Petrochemical Industries Corporation Ltd+ ..                  43                 9
                                                                               ------------      ------------
                                                                                    646,889           905,073
                                                                               ------------      ------------
                  FINANCE                                        17.31%
  2,808,150       Andhra Bank Ltd .....................................           1,740,514         1,909,567
    328,200       Bank of Baroda ......................................             751,856           788,189
    991,100       Canara Bank Ltd+ ....................................           1,594,174         2,033,601
    561,325       Corporation Bank ....................................           1,602,153         1,894,035
  1,806,120       HDFC Bank Ltd .......................................           8,494,575        10,064,449
     26,100       HDFC Bank Ltd ADR ...................................             367,443           489,375
  1,408,110       Housing Development Finance Corporation Ltd .........           9,900,122        12,397,858
  3,989,504       ICICI Bank Ltd+ .....................................          10,730,313        12,894,852
  1,407,600       Industrial Development Bank of India Ltd+ ...........             981,171         1,031,392
    284,150       ING Vysya Bank Ltd ..................................           1,529,795         1,764,702
    474,150       Oriental Bank of Commerce ...........................           1,245,184         1,635,089
    400,800       Punjab National Bank Ltd+ ...........................             911,870         1,337,725
  1,866,533       State Bank of India .................................           8,053,371        15,431,941
     98,000       State Bank of India GDR .............................           1,117,250         2,009,000
  1,736,500       Union Bank of India Ltd .............................           1,055,822         1,296,677
                                                                               ------------      ------------
                                                                                 50,075,613        66,978,452
                                                                               ------------      ------------
                  FOOD                                            0.00%
         50       Tata Tea Ltd+ .......................................                 179               243
        276       United Breweries Holdings Ltd+ ......................               1,110               126
        184       United Breweries Ltd+ ...............................               1,118               376
                                                                               ------------      ------------
                                                                                      2,407               745
                                                                               ------------      ------------
                  HOTELS & LEISURE                                0.00%
         21       Indian Hotels Company Ltd+ ..........................                 343               113
                                                                               ------------      ------------
                                                                                        343               113
                                                                               ------------      ------------

THE INDIA FUND, INC.


                                                                  JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                 (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  HOUSEHOLD APPLIANCES                            0.00%
        400       Phil Corporation Ltd+ ...............................        $      1,093      $         60
        200       Samtel Color Ltd ....................................                 395               124
        450       Videocon Appliances Ltd .............................               2,629               115
        194       Videocon International Ltd ..........................                 174               133
                                                                               ------------      ------------
                                                                                      4,291               432
                                                                               ------------      ------------
                  MEDIA                                           0.68%
    671,200       Balaji Telefilms Ltd ................................           1,338,083           980,007
    450,192       ETC Networks Ltd+ ...................................             459,084           505,703
    737,500       Pritish Nandy Communications Ltd ....................           2,247,266           451,515
    393,259       Sri Adhikari Brothers Television Network Ltd ........           1,263,903           671,511
    250,000       Vans Information Ltd+ ...............................             573,394            13,450
                                                                               ------------      ------------
                                                                                  5,881,730         2,622,186
                                                                               ------------      ------------
                  PETROLEUM RELATED                              18.64%
    830,653       Bharat Petroleum Corporation Ltd ....................           4,313,287         5,074,726
      2,700       Chennai Petroleum Corporation Ltd ...................               3,200             3,027
  1,860,228       Hindustan Petroleum Corporation Ltd .................           9,408,870        13,990,746
    830,760       Indian Oil Corporation Ltd ..........................           4,418,102         7,293,064
        300       Indian Petrochemicals Corporation Ltd ...............                 637               700
     80,800       Niko Resources Ltd ADR ..............................           1,314,053         1,604,365
  6,320,587       Reliance Industries Ltd .............................          31,710,406        44,150,278
                                                                               ------------      ------------
                                                                                 51,168,555        72,116,906
                                                                               ------------      ------------
                  PHARMACEUTICALS                                 9.45%
    610,458       Dr. Reddy's Laboratories Ltd ........................           4,573,437        14,380,647
      7,000       Dr. Reddy's Laboratories Ltd ADR ....................             150,918           163,170
    106,805       Glaxosmithkline Pharmaceuticals Ltd .................             673,608           823,044
        100       IPCA Laboratories Ltd ...............................                 309               785
     38,600       Matrix Laboratories Ltd .............................             363,701           448,423
        219       Nicholas Piramal Ltd ................................               2,327             1,640
        100       Orchid Chemicals & Pharmaceuticals Ltd ..............                 339               356
  1,126,155       Ranbaxy Laboratories Ltd ............................           8,496,789        19,020,080
    229,600       Sun Pharmaceutical Industries Ltd ...................             457,240         1,720,889
                                                                               ------------      ------------
                                                                                 14,718,668        36,559,034
                                                                               ------------      ------------

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (continued)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  RETAIL STORES                                   0.66%
    607,910       Pantaloon Retail India Ltd+ .........................        $    596,146      $  1,126,341
    940,160       SB&T International Ltd ..............................             651,619           684,838
    180,315       Trent Ltd+ ..........................................             602,853           741,322
                                                                               ------------      ------------
                                                                                  1,850,618         2,552,501
                                                                               ------------      ------------
                  STEEL                                           1.65%
    470,450       Jindal Iron & Steel Company Ltd .....................             829,568         1,252,307
  1,408,766       Tata Iron and Steel Company Ltd .....................           4,130,398         5,127,886
                                                                               ------------      ------------
                                                                                  4,959,966         6,380,193
                                                                               ------------      ------------
                  TELECOMMUNICATIONS                              1.56%
  2,474,937       Mahanagar Telephone Nigam Ltd .......................           7,843,826         6,042,215
                                                                               ------------      ------------
                                                                                  7,843,826         6,042,215
                                                                               ------------      ------------
                  TELECOMMUNICATIONS EQUIPMENT                    0.33%
        100       Himachal Futuristic Communications Ltd+ .............                 168                72
  1,267,600       Shyam Telecom Ltd+ ..................................           8,621,487         1,290,241
                                                                               ------------      ------------
                                                                                  8,621,655         1,290,313
                                                                               ------------      ------------
                  TEXTILES - COTTON                               0.00%
         36       Arvind Mills Ltd+ ...................................                 133                30
                                                                               ------------      ------------
                                                                                        133                30
                                                                               ------------      ------------
                  TRANSPORTATION                                  1.52%
    793,451       Container Corporation of India Ltd ..................           4,187,519         5,877,892
        100       South East Asia Marine Engineering and
                     Construction Ltd+ ................................                 308                72
                                                                               ------------      ------------
                                                                                  4,187,827         5,877,964
                                                                               ------------      ------------
                  VEHICLE COMPONENTS                              0.76%
    245,759       Apollo Tyres Ltd ....................................             709,232           987,637
        125       FAG Bearings (India) Ltd ............................                 334               186
    231,200       Maruti Udyog Ltd*+ ..................................             622,845           621,907
    510,600       SKF Bearings India Limited ..........................             841,477           772,438
    118,000       Swaraj Engines Ltd ..................................           1,298,970           535,787
                                                                               ------------      ------------
                                                                                  3,472,858         2,917,955
                                                                               ------------      ------------

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)


COMMON STOCKS (concluded)

NUMBER                                                          PERCENT OF
OF SHARES         SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  VEHICLES                                        5.19%
  1,468,090       Ashok Leyland Ltd ...................................        $  3,332,376      $  4,054,862
    337,651       Bajaj Auto Ltd ......................................           3,107,169         4,169,959
    780,737       Hero Honda Motors Ltd ...............................           2,771,322         4,253,985
  1,766,458       Tata Engineering and Locomotive Company Ltd .........           4,179,763         7,513,247
     41,527       Tata Engineering and Locomotive Company Ltd -
                     Warrants Expire 9/30/04+ .........................                   0            71,490
                                                                               ------------      ------------
                                                                                 13,390,630        20,063,543
                                                                               ------------      ------------

                  TOTAL COMMON STOCKS .................................         293,609,485       376,832,965
                                                                               ------------      ------------

PREFERRED STOCK (0.00% of holdings)

                  PHARMACEUTICALS                                 0.00%
        800       Sun Pharmaceutical Industries Ltd
                    Preference Shares+ ................................                  23                17
                                                                               ------------      ------------
                                                                                         23                17
                                                                               ------------      ------------
                  TOTAL PREFERRED STOCK ...............................                  23                17
                                                                               ------------      ------------
SHORT-TERM INVESTMENTS (2.59% of holdings)

  10,907,629      HDFC Liquid Fund+ ...................................           2,838,104         2,859,035
  11,408,196      Prudential ICICI Liquid Plan+ .......................           3,628,304         3,700,460
  14,117,519      Standard Chartered Grindlays Cash Fund+ .............           3,432,127         3,464,763
                                                                               ------------      ------------

                  TOTAL SHORT-TERM INVESTMENTS ........................           9,898,535        10,024,258
                                                                               ------------      ------------

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
SCHEDULE OF INVESTMENTS (CONCLUDED)                                  (UNAUDITED)


BONDS (0.00% of holdings)

PAR VALUE                                                       PERCENT OF
(000)             SECURITY                                      HOLDINGS           COST             VALUE
-------------------------------------------------------------------------------------------------------------
                  CONSUMER NON-DURABLES                           0.00%
INR 41,989        Hindustan Lever Ltd 9% NCD 9.00%* ...................        $          0      $          0
                                                                               ------------      ------------
                                                                                          0                 0
                                                                               ------------      ------------

                  TOTAL BONDS .........................................                   0                 0
                                                                               ------------      ------------

                  TOTAL INDIA .........................................         303,508,043       386,857,240
                                                                               ------------      ------------

                  TOTAL INVESTMENTS** ..........................100.00%        $303,508,043      $386,857,240
                                                                               ============      ============

----------
FOOTNOTES AND ABBREVIATIONS
                  ADR - American Depository Receipts
                  GDR - Global Depository Receipts
                  INR - Indian Rupee
                  NCD - Non Convertible Debenture
               +  Non-income producing security.
               *  At fair value as determined  under the supervision of the Board of Directors.
               ** Aggregate  cost for Federal income tax purposes is $306,714,875.
                  The aggregate gross unrealized appreciation  (depreciation) for all securities is as follows:
                         Excess of value over tax cost                                 $112,738,385
                         Excess of tax cost  over  value                                (32,596,020)
                                                                                       ------------
                                                                                       $ 80,142,365
                                                                                       ============

See accompanying notes to financial statements.

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)

ASSETS
Investments, at value  (Cost $303,508,043) ..............................     $386,857,240
Cash (including Indian Rupees of $2,767,662 with a cost of $2,766,021) ..        3,272,034
Receivables:
     Dividends and reclaims net of excess taxes withheld ................        3,350,257
     Interest ...........................................................              236
     Securities sold ....................................................        1,251,489
Prepaid expenses ........................................................           87,528
                                                                              ------------

                  TOTAL ASSETS ..........................................      394,818,784
                                                                              ------------
LIABILITIES
Payable for securities purchased ........................................        2,308,116
Due to Investment Manager ...............................................          330,891
Due to Administrator ....................................................           67,969
Accrued expenses ........................................................          397,500
                                                                              ------------

                  TOTAL LIABILITIES .....................................        3,104,476
                                                                              ------------

                  NET ASSETS ............................................     $391,714,308
                                                                              ============



                  NET ASSET VALUE PER SHARE ($391,714,308/27,570,900
                  SHARES ISSUED AND OUTSTANDING) ........................     $      14.21
                                                                              ============



NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 34,007,133 shares issued
     (100,000,000 shares authorized) ....................................     $     34,007
Paid-in capital .........................................................      460,635,809
Cost of 6,436,233 shares repurchased ....................................      (75,711,026)
Undistributed net investment income .....................................           25,061
Accumulated net realized loss on investments ............................      (76,544,888)
Net unrealized appreciation in value of investments, foreign currency holdings and on translation of other assets and liabilities
     denominated in foreign currency ....................................       83,275,345
                                                                              ------------

                  NET ASSETS ............................................     $391,714,308
                                                                              ============

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
STATEMENT OF OPERATIONS                                              (UNAUDITED)

INVESTMENT INCOME
Dividends (net of Indian taxes withheld of $80,457) ................................          $ 3,376,982
Interest (net of Indian taxes withheld of $131) ....................................                1,351
                                                                                              -----------

                  TOTAL INVESTMENT INCOME ..........................................            3,378,333
                                                                                              -----------
EXPENSES
Management fees .....................................................     $1,852,824
Custodian fees ......................................................        359,663
Administration fees .................................................        352,934
Legal fees ..........................................................        136,441
Audit fees ..........................................................        117,943
Insurance ...........................................................         91,405
Transfer agent fees .................................................         49,235
Printing ............................................................         36,828
Directors' fees .....................................................         28,253
NYSE fees ...........................................................         15,620
ICI fees ............................................................          6,116
Miscellaneous expenses ..............................................         28,056
                                                                          ----------

                  TOTAL EXPENSES ...................................................            3,075,318
                                                                                              -----------

                  NET INVESTMENT INCOME ............................................              303,015
                                                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,  FOREIGN CURRENCY  HOLDINGS AND
TRANSLATION OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCY:
Net realized gain on:
     Security transactions .........................................................            7,376,655
     Foreign currency related transactions .........................................              104,280
                                                                                              -----------
                                                                                                7,480,935
Net change in unrealized  appreciation in value of investments,  foreign currency holdings and  translation  of other  assets and  liabilities  denominated  in
   foreign currency .................................................................          33,162,564
                                                                                              -----------
Net realized and unrealized gain on investments, foreign currency holdings and
   translation of other assets and liabilities denominated in foreign currency .....           40,643,499
                                                                                              -----------

Net increase in net assets resulting from operations ...............................          $40,946,514
                                                                                              ===========

See accompanying notes to financial statements.

THE INDIA FUND, INC.


STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FOR THE SIX MONTHS
                                                                           ENDED           FOR THE YEAR
                                                                       JUNE 30, 2003            ENDED
                                                                         (UNAUDITED)      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................     $    303,015      $  2,370,803

Net realized gain (loss) on investments and foreign currency
     related transactions .............................................        7,480,935       (12,691,975)

Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets
     and liabilities denominated in foreign currency ..................       33,162,564        31,237,020
                                                                            ------------      ------------

Net increase in net assets resulting from operations ..................       40,946,514        20,915,848
                                                                            ------------      ------------

DISTRIBUTION TO SHAREHOLDERS
Net investment income ($0.085 per share at December 31, 2002) .........               --        (2,343,527)
                                                                            ------------      ------------
Decrease in net assets resulting from distributions ...................               --        (2,343,527)
                                                                            ------------      ------------

CAPITAL SHARE TRANSACTIONS
Shares repurchased under Stock Repurchase Plan
     (89,000 shares at December 31, 2002) .............................               --          (920,118)
Shares repurchased under Tender Offer
     (3,063,433 shares at December 31, 2002), including expenses
     of $70,586 and $97,512 respectively ..............................          (70,586)      (33,305,126)
                                                                            ------------      ------------

Net decrease in net assets resulting from capital share transactions ..          (70,586)      (34,225,244)
                                                                            ------------      ------------

Total increase (decrease) in net assets ...............................       40,875,928       (15,652,923)

NET ASSETS
Beginning of period ...................................................      350,838,380       366,491,303
                                                                            ------------      ------------

End of period (Including undistributed net investment income
     of $25,061 at June 30, 2003) .....................................     $391,714,308      $350,838,380
                                                                            ============      ============

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      FOR THE SIX
                                     MONTHS ENDED    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                     JUNE 30, 2003       ENDED            ENDED           ENDED            ENDED           ENDED
                                      (UNAUDITED)    DEC. 31, 2002    DEC. 31, 2001   DEC. 31, 2000    DEC. 31, 1999   DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period .............................  $ 12.72       $  11.93         $  16.18        $  23.21        $   8.85        $    8.11
                                        --------       --------         --------        --------        --------        ---------
Net investment income (loss) ..........     0.01           0.09             0.07           (0.16)          (0.10)           (0.03)
Net realized and unrealized gain (loss)
   on investments, foreign currency
   holdings, and translation of other
   assets and liabilities denominated
   in foreign currency ................     1.48           0.76            (4.29)          (7.27)          14.36             0.77
                                        --------       --------         --------        --------        --------        ---------
Net increase (decrease) from
   investment operations ..............     1.49           0.85            (4.22)          (7.43)          14.26             0.74
                                        --------       --------         --------        --------        --------        ---------
Less: Dividends and Distributions
   Dividends from net investment
     income ...........................       --          (0.09)           (0.07)             --              --               --
                                        --------       --------         --------        --------        --------        ---------
Total dividends and distributions .....       --          (0.09)           (0.07)             --              --               --
                                        --------       --------         --------        --------        --------        ---------
Capital share transactions
Anti-dilutive effect of Share
   Repurchase Program .................       --           0.01             0.04            0.40            0.10               --
Anti-dilutive effect of Tender Offer ..       --           0.02               --              --              --               --
                                        --------       --------         --------        --------        --------        ---------
Total capital share transactions ......       --           0.03             0.04            0.40            0.10               --
                                        --------       --------         --------        --------        --------        ---------
Net asset value, end of period ........ $  14.21       $  12.72         $  11.93        $  16.18        $  23.21        $    8.85
                                        ========       ========         ========        ========        ========        =========
Per share market value,
   end of period ...................... $12.2500       $10.5900         $ 9.5000        $12.0625        $16.7500        $  6.3125

TOTAL INVESTMENT RETURN BASED
   ON MARKET VALUE* ...................    15.68%         12.36%          (20.69)%        (27.99)%        165.35%          (14.41)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ... $391,714       $350,838         $366,491        $504,769        $768,948         $300,523
Ratios of expenses to average
   net assets .........................     1.82%+         1.73%            1.70%           1.59%           1.84%            2.03%
Ratios of net investment income
   (loss) to average net assets .......     0.18%+         0.65%            0.57%          (0.75)%         (0.68)%          (0.34)%
Portfolio turnover ....................    13.95%         39.36%           16.06%          19.24%          18.65%           28.85%

See accompanying notes to financial statements.

THE INDIA FUND, INC.


FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


* Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized.

+ Annualized.

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)

NOTE A: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The India Fund, Inc. (the "Fund") was incorporated in Maryland on December 27, 1993, and commenced operations on February 23, 1994. The Fund operates through a branch in the Republic of Mauritius. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SIGNIFICANT ACCOUNTING POLICIES ARE AS FOLLOWS:

PORTFOLIO VALUATION. Investments are stated at value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

     (i) the last sales price prior to the time of determination, if there was a sale on the date of determination,

     (ii) at the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, and

     (iii) at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable, which totaled $658,804 (0.17% of net assets) at June 30, 2003, are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known. The collectibility of income receivable from Indian securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

TAX STATUS. No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders that will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2002:


Ordinary income ....................................................................       $   2,343,527
                                                                                           =============

At December 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows:


Currently Distributable Ordinary Income ..........................      $          0
Plus/Less: Cumulative Timing Differences .........................          (277,954)
                                                                        ------------
Accumulated net investment loss ....................................................       $    (277,954)
                                                                                           -------------
Tax basis capital loss carryover .................................      $(76,658,179)
Plus/Less: Cumulative Timing Differences .........................        (3,018,507)
                                                                        ------------
Accumulated capital loss ...........................................................         (79,676,686)
                                                                                           -------------

Book unrealized foreign exchange loss ..............................................            (113,308)
                                                                                           -------------

Book unrealized appreciation .....................................      $ 50,226,089
Plus/Less: Cumulative Timing Differences .........................        (4,349,137)
                                                                        ------------
Unrealized appreciation ............................................................          45,876,952
                                                                                           -------------
Net assets (excluding paid in capital) .............................................       $ (34,190,996)
                                                                                           =============

The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales and a dividend overdistribution. The cumulative timing difference for the capital loss carryover is due to Post October Losses.


Net Asset Value ....................................................................       $ 350,838,380
Paid in Capital ....................................................................        (385,029,376)
                                                                                           -------------
Net assets (excluding paid in capital) .............................................       $ (34,190,996)
                                                                                           =============

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

At December 31, 2002, the Fund had a capital loss carryover of $76,658,179 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital losses, $9,970,780 will expire in 2005, $34,828,858 will expire in 2006,
$20,935,877 will expire in 2009 and $10,922,664 will expire in 2010.

The Fund's realized capital losses incurred after October 31, 2002, but before December 31, 2002, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of $3,018,507.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the prevailing rates of exchange on the valuation date; and

     (ii) purchases and sales of investment securities and investment income at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for Federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, and the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

DISTRIBUTION OF INCOME AND GAINS. The Fund intends to distribute annually to shareholders, substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% Federal excise tax.

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

During the period ended December 31, 2002, the Fund reclassified $137,200 from accumulated net realized loss on investments to overdistribution of net investment income as a result of permanent book and tax differences relating primarily to realized foreign currency losses. Net investment income and net assets were not affected by the reclassifications.

NOTE B: MANAGEMENT, INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Advantage Advisers, Inc. ("Advantage"), a subsidiary of Oppenheimer Asset Management Inc. and an affiliate of Fahnestock &Co. Inc. ("Fahnestock"), serves as the Fund's Investment Manager (the "Investment Manager") under the terms of a management agreement dated June 5, 2003 (the "Management Agreement"). Imperial Investment Advisors Private Limited ("Imperial"), an Indian company and subsidiary of Fahnestock and Advantage India, Inc., serves as the Fund's Country Adviser (the "Country Adviser") under the terms of an advisory agreement dated June 5, 2003 (the "Country Advisory Agreement"). From August 1, 2001 to April 30, 2002, Advantage India, Inc. served as the Fund's Country Adviser under similar terms. Pursuant to the Management Agreement, the Investment Manager supervises the Fund's investment program and is responsible on a day-to-day basis for investing the Fund's portfolio in accordance with its investment objective and policies. Pursuant to the Country Advisory Agreement, the Country Adviser provides statistical and factual information and research regarding economic, political factors and investment opportunities in India to the Investment Manager. For their services, the Investment Manager receives monthly fees at an annual rate of 1.10% of the Fund's average weekly net assets and the Country Adviser receives from the Investment Manager a fee to be agreed upon by the Investment Manager and the Country Adviser from time to time. For the six months ended June 30, 2003, fees earned by the Investment Manager amounted to $1,852,824.

Fahnestock, a registered investment advisor and an indirect wholly-owned subsidiary of Fahnestock Viner Holdings Inc. ("FVH"), serves as the Fund's Administrator (the "Administrator") pursuant to an administration agreement dated June 5, 2003. The Administrator provides certain administrative services to the Fund. For its services, the Administrator receives a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. For the six months ended June 30, 2003, administration

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

fees amounted to $336,877 (Prior to June 5, 2003, administration fees were paid to CIBC World Markets Corp.). The Administrator subcontracts certain of these services to PFPC, Inc. In addition, Multiconsult Ltd. (the "Mauritius Administrator") provides certain administrative services relating to the operation and maintenance of the Fund in Mauritius. The Mauritius Administrator receives a monthly fee of $1,500 and is reimbursed for certain additional expenses. For the six months ended June 30, 2003, fees and expenses of the Mauritius Administrator amounted to $16,057.

On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock and FVH announced that Fahnestock had agreed to acquire the U.S. brokerage and asset management businesses of CIBC WM. The acquisition of the U.S. brokerage business closed on January 3, 2003. As required under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's then existing Management Agreement and Country Advisory Agreement provided for their automatic termination in the event of their "assignment" as defined in the 1940 Act. Consummation of the acquisition by Fahnestock and FVH of the asset management business of CIBC WM constituted an assignment of the Fund's then existing Management Agreement and Country Advisory Agreement. At a meeting on January 17, 2003, the Board of Directors of the Fund, including a majority of the independent Directors, approved a new investment management agreement between the Fund and Advantage and a new Country Advisory Agreement between Advantage and Imperial. As required by the 1940 Act, stockholders of the Fund approved the new investment management agreement and the new country advisory agreement at the Fund's 2003 annual meeting of stockholders. Fahnestock completed its acquisition of the asset management business on June 4, 2003. Fahnestock replaced CIBC WM as the Fund's administrator and FVH acquired ultimate control of Advantage and Imperial.

The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, the Country Adviser or the Administrator or any affiliate thereof an annual fee of $5,000 plus up to $700 for each Board of Directors meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE C: PORTFOLIO ACTIVITY

Purchases and sales of securities, other than short-term obligations, aggregated $47,098,643 and $56,976,562 respectively, for the six months ended June 30, 2003.

NOTE D: FOREIGN INCOME TAX

The Fund conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (the "tax treaty" or "treaty"). To obtain benefits under the double taxation treaty, the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

a certificate from the Mauritian authorities that it is a resident of Mauritius under the double taxation treaty between Mauritius and India. Under current regulations, a fund which is a tax resident in Mauritius under the treaty, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities but is subject to a 15% withholding tax on dividends declared, distributed or paid by an Indian company prior to June 1, 1997 and after March 31, 2002. During the period June 1, 1997 through March 31, 2002, dividend income from domestic companies was exempt from Indian income tax. Effective April 1, 2003, dividend income from domestic companies is exempt from Indian tax. The Fund is subject to and accrues Indian withholding tax on interest earned on Indian securities at the rate of 20.5% effective April 1, 2003, 21% between April 1, 2002 and April 1, 2003, and 20% prior to April 1, 2002.

The Fund will, in any year that it has taxable income for Mauritius tax purposes, elect to pay tax on its net income for Mauritius tax purposes at any rate between 0% and 35%.

In March 2000, the Indian tax authorities issued an assessment order ("March 2000 Assessment Order") with respect to the Fund's Indian income tax return filed for the fiscal year ended March 31, 1997 which denied the benefits of the tax treaty between India and Mauritius. In the March 2000 Assessment Order, the Indian tax authorities held that the Fund is not a resident of Mauritius and assessed tax on the dividend income for the year ended March 31, 1997 at the rate of 20%, instead of the 15% rate claimed by the Fund under the tax treaty between India and Mauritius. Similar assessment orders were issued to several other mutual fund companies relying on the tax treaty between India and Mauritius. On April 13, 2000, the Central Board of Direct Taxes ("CBDT") of the Ministry of Finance in India issued a circular ("Circular 789") "clarifying" its position on Indian taxation under the tax treaty between India and Mauritius that, wherever a certificate of residence is issued by the Mauritian authorities, such certificate will constitute sufficient evidence for accepting the status of residence as well as beneficial ownership for applying the tax treaty between India and Mauritius. The Fund, relying on Circular 789 and in absence of a rectification order from the assessing officer, filed an appeal against the March 2000 Assessment Order with the Indian tax authorities. Hearings on the appeal were scheduled in which the Fund made submissions to the Indian tax authorities, however, the hearings were adjourned by Indian tax authorities, each time without a decision.

Previously, however, an Indian public interest group had initiated litigation in the Indian courts challenging Circular 789. In connection with this litigation, the Delhi High Court, in May 2002, passed an order invalidating Circular 789. The history of past assessments by the Indian tax authorities (prior to issuance of Circular 789) and the arguments made in the recent Delhi High Court ruling suggest that the Indian tax authorities may adopt an aggressive position and investigate the taxability of Mauritius based funds, i.e., the Indian tax authorities may look beyond the tax residency certificate issued by Mauritius tax authorities to Mauritius based funds. The Indian tax authorities may also seek to reopen previously completed assessments of the Fund's Indian income tax returns and deny

                                                            THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

the benefits of the tax treaty between India and Mauritius to the Fund. During the period the public interest litigation was pending with the high courts in India, the Indian tax authorities were generally allowing the benefits of the tax treaty between India and Mauritius to Mauritius based funds relying on Circular 789, however, the assessment orders issued were conditional upon the outcome of the public interest litigation.

The Government of India had filed a Special Leave Petition against the Delhi High Court Order. Newspaper reports indicate that the matter has come up for hearing and the Supreme Court has reserved its judgement in this matter.

To the extent that it is later determined that the Fund would be unable to obtain the benefits of the treaty, the Fund would be subject to tax on capital gains in India on the prior sale of securities, which are currently at the rates of 10.25% on long-term capital gains and 30.75% on short-term capital gains (10.5% and 31.5%, respectively, between April 1, 2002 and April 1, 2003 and 10% and 30%, respectively, prior to April 1, 2002). Further, the Fund, if the treaty benefits are denied, would be subject to tax on dividend income earned by the Fund prior to June 1, 1997 at 20% and subsequent to March 31, 2002 at 21%. As already stated above, from April 1, 2003 dividend income is exempt from tax.

In addition, for the fiscal years for which the assessment of the Fund's Indian tax returns has been completed, the Indian tax authorities have denied the carryforward of realized capital losses incurred by the Fund in such fiscal years on the grounds that the Fund was not subject to taxes on realized capital gains in India due to the application of the benefits of the tax treaty between India and Mauritius to the Fund. Therefore, the Fund may not, in a year in which it has net realized capital gains and the benefits of the tax treaty between India and Mauritius are denied by the Indian tax authorities, be able to offset capital losses realized in previous years.

The Fund continues to: (i) comply with the requirements of the tax treaty between India and Mauritius; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius and therefore management believes that the Fund will be able to obtain the benefits of the tax treaty between India and Mauritius. Accordingly, no provision for Indian income taxes has been made in accompanying financial statements of the Fund.

The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the treaty between India and Mauritius.

Although management of the Fund expects to obtain the benefits of the tax treaty, if the Fund were denied such benefits retrospectively, the Fund could be subject to cumulative income taxes, interest and penalties. Management estimates that the amount of taxes and interest, based on realized gains

THE INDIA FUND, INC.


                                                                   JUNE 30, 2003
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                            (UNAUDITED)

through June 30, 2003 and unrealized gains as of June 30, 2003 could be in the range of $23.0 million to $43.8 million (6% to 11% of the Fund's net assets at June 30, 2003). This range does not include penalties which could be assessed as such penalties are not determinable. The aforementioned range is estimated utilizing various assumptions as to how the Indian tax authorities might interpret the calculation of Indian income taxes if the tax treaty benefits were denied. Actual amounts, if incurred, could differ significantly from the aforementioned estimate.

NOTE E: CAPITAL STOCK

During the year ended December 31, 2002, the Fund purchased 89,000 shares of capital stock on the open market at a total cost of $920,118. The weighted average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 17.29%. These shares were purchased pursuant to the Fund's Stock Repurchase Plan previously approved by the Fund's Board of Directors authorizing the Fund to purchase up to 4,000,000 shares of its capital stock on the open market.

At a meeting of the Board of Directors held on January 29, 2002, the Board of Directors approved a tender offer. Pursuant to the tender offer, the Fund offered to purchase up to 10% of the Fund's outstanding shares of common stock for cash at a price equal to 95% of the Fund's net asset value per share as of the closing date. The tender offer commenced on August 30, 2002 and expired on September 27, 2002. In connection with the tender offer, the Fund purchased
3,063,433 shares of capital stock at a total cost of $33,375,712, including expenses of $168,098.

In February 2003, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940. Stockholders of the Fund were to approve the policy at the Annual Meeting of Stockholders held on April 23, 2003, however the proposal was adjourned and later approved on April 30, 2003. As an interval fund, the Fund will make semi annual repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each quarterly offer, and will be between 5% and 25% of the Fund's then outstanding shares.

NOTE F: CONCENTRATION OF RISKS

At June 30, 2003, substantially all of the Fund's net assets were invested in Indian securities. The Indian securities markets are among other things substantially smaller, less developed, less liquid, subject to less regulation and more volatile than the securities markets in the United States. Consequently, and as further discussed above, acquisitions and dispositions of securities by the Fund involve special risks and considerations not present with respect to U.S. securities. At June 30, 2003, the Fund has a concentration of its investment in computer and technology-related industries. The values of such investments may be affected by changes in such industry sectors.

                                                            THE INDIA FUND, INC.


RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on April 23, 2003. At the meeting, stockholders elected each of the nominees proposed for election to the Fund's Board of Directors. Stockholders also voted on an approval of a new management agreement between Advantage Advisers, Inc. and the Fund (Proposal 2), an approval of a new country advisory agreement between Advantage Advisers, Inc. and Imperial Investment Advisors Private Limited (Proposal 3), and an approval of a fundamental policy whereby the Fund would adopt an interval fund structure (Proposal 4). Proposal 4 was adjourned to April 30, 2003. The following tables provide information concerning the matters voted on at the meeting:

I.  ELECTION OF DIRECTORS


                                                     VOTES          NON-VOTING           TOTAL
         NOMINEE                   VOTES FOR        WITHHELD          SHARES         VOTING SHARES
         -------                   ----------       ---------       ----------       -------------
         Charles F. Barber*        17,261,204       2,080,465        8,229,231        27,570,900
         J. Marc Hardy             17,334,282       2,007,387        8,229,231        27,570,900
         Jeswald W. Salacuse       17,261,554       2,080,115        8,229,231        27,570,900
         Howard M. Singer*         17,338,200       2,003,469        8,229,231        27,570,900

At June 30, 2003, in addition to J. Marc Hardy and Jeswald W. Salacuse, the other directors of the Fund were as follows:

         Leslie H. Gelb
         Bryan McKigney
         Luis F. Rubio
         Gabriel Seeyave

II. APPROVAL OF A NEW MANAGEMENT AGREEMENT BETWEEN ADVANTAGE ADVISERS, INC. AND THE FUND.


                                                      VOTES         NON-VOTING           TOTAL
         VOTES FOR                 VOTES AGAINST    ABSTAINED         SHARES         VOTING SHARES
         ---------                 -------------    ---------       ----------       -------------
         17,002,834                  2,197,497       141,338         8,229,231        27,570,900


* Resigned as Director of the Fund effective May 8, 2003. Bryan McKigney was appointed Chairman of the Fund as of May 8, 2003.

THE INDIA FUND, INC.

III. APPROVAL OF A NEW COUNTRY ADVISORY AGREEMENT BETWEEN ADVANTAGE ADVISERS, INC. AND IMPERIAL INVESTMENT ADVISORS PRIVATE LIMITED.


                                                      VOTES         NON-VOTING          TOTAL
         VOTES FOR                 VOTES AGAINST    ABSTAINED         SHARES         VOTING SHARES
         ----------                -------------    ---------       ----------       -------------
         16,988,052                  2,206,401       147,216         8,229,231        27,570,900

IV. APPROVAL OF A FUNDAMENTAL POLICY WHEREBY THE FUND WOULD ADOPT AN INTERVAL FUND STRUCTURE.


                                                      VOTES         NON-VOTING           TOTAL
         VOTES FOR                 VOTES AGAINST    ABSTAINED         SHARES         VOTING SHARES
         ----------                -------------    ---------       ----------       -------------
         14,069,169                   2,779,725       63,919        10,658,087         27,570,900

                                                            THE INDIA FUND, INC.


DIVIDENDS AND DISTRIBUTIONS

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by the dividend paying agent. In the case of shareholders such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. if, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

THE INDIA FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Because of the forgoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and shareholders will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commissions thus attainable.

                                                            THE INDIA FUND, INC.


DIVIDENDS AND DISTRIBUTIONS (CONCLUDED)

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 301 Bellevue Parkway, Wilmington, Delaware 19809.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.





May 2003

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

THE INDIA FUND, INC.

INVESTMENT MANAGER:
Oppenheimer Asset Management Inc.,
an affiliate of Fahnestock & Co. Inc.

ADMINISTRATOR:
Fahnestock & Co. Inc.

SUB-ADMINISTRATOR:
PFPC Inc.

TRANSFER AGENT:
PFPC Inc.

CUSTODIAN:
Deutsche Bank AG



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The India Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ BRIAN MCKIGNEY
                         -------------------------------------------------------
                           Brian McKigney, President & Chairman
                           (principal executive officer)

Date                             AUGUST 14, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRIAN MCKIGNEY
                         -------------------------------------------------------
                           Brian McKigney, President & Chairman
                           (principal executive officer)

Date                             AUGUST 14, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ALAN KAYE
                         -------------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date                             AUGUST 14, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.